Exhibit 99.1

NYC Commercial Mortgage Trust 2021-909

Commercial Mortgage Pass-Through Certificates, Series 2021-909

Report To:

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

Bank of America, N.A.

BofA Securities, Inc.

BMO Capital Markets Corp.

23 March 2021

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc.	Bank of America, N.A.
Citi Real Estate Funding Inc.	BofA Securities, Inc.
388 Greenwich Street	One Bryant Park
New York, New York 10013	New York, New York 10036

Citigroup Global Markets Inc.	BMO Capital Markets Corp.
390 Greenwich Street, 5th Floor	745 Seventh Avenue
New York, New York 10013	New York, New York 10019

Re:	NYC Commercial Mortgage Trust 2021-909 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2021-909 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to the Trust Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator(s) of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

23 March 2021

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of certain promissory notes (collectively, the “Trust Notes”) comprised of:

i.       Certain senior promissory notes (collectively, the “Senior Trust Notes”) and

ii.	Certain junior promissory notes (collectively, the “Junior Trust Notes,” together with the Senior Trust Notes, the “Trust Notes”),
b.	The Trust Notes collectively evidence a portion (such portion, the “Trust Loan”) of a 10-year fixed rate, interest-only commercial mortgage loan (the “Mortgage Loan”), comprised of the Trust Loan and certain other senior promissory notes (the “Companion Notes”), which will not be assets of the Issuing Entity,
c.	The Companion Notes and Senior Trust Notes (collectively, the “Senior Notes”) will be pari passu in right of payment with each other and senior in right of payment to the Junior Trust Notes and
d.	The Mortgage Loan is secured by, among other things, a first priority mortgage on the borrower’s leasehold interest in a 32-story, Class A office tower located at 909 Third Avenue in New York, New York (the “Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Trust Loan, Senior Notes, Senior Trust Notes, Junior Trust Notes, Companion Notes and Property as of 6 April 2021 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 8

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Trust Loan, Senior Notes, Senior Trust Notes, Junior Trust Notes, Companion Notes and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Balloon Term (Months)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.                   Senior Trust Note Original Balance ($) and

b.	Companion Loan Note Original Balance ($),

as shown on the Final Data File, we recalculated the “Senior Notes Original Balance ($)” of the Senior Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use the “Original Balloon Term (Months),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “IO Period”),
b.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amort Term (Months)”),
c.	Use the “Mortgage Loan Original Balance ($),” as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Mortgage Loan Cut-off Date Balance ($)”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Maturity Balance ($)”),
d.	Use the “Senior Notes Original Balance ($),” as shown on the Final Data File, as:
i.	The principal balance of the Senior Notes as of the Reference Date (the “Senior Notes Cut-off Date Balance ($)”) and
ii.	The principal balance of the Senior Notes as of the “Maturity Date” of the Mortgage Loan (the “Senior Notes Maturity Balance ($)”),
e.	Use the “Senior Trust Note Original Balance ($),” as shown on the Final Data File, as:
i.	The principal balance of the Senior Trust Notes as of the Reference Date (the “Senior Trust Note Cut-off Date Balance ($)”) and
ii.	The principal balance of the Senior Trust Notes as of the “Maturity Date” of the Mortgage Loan (the “Senior Trust Note Maturity Balance ($)”),
f.	Use the “Companion Loan Note Original Balance ($),” as shown on the Final Data File, as:
i.	The principal balance of the Companion Notes as of the Reference Date (the “Companion Loan Note Cut-off Date Balance ($)”) and
ii.	The principal balance of the Companion Notes as of the “Maturity Date” of the Mortgage Loan (the “Companion Loan Note Maturity Balance ($)”) and
g.	Use the “Junior Trust Note Original Balance ($),” as shown on the Final Data File, as:
i.	The principal balance of the Junior Trust Notes as of the Reference Date (the “Junior Trust Note Cut-off Date Balance ($)”) and
ii.	The principal balance of the Junior Trust Notes as of the “Maturity Date” of the Mortgage Loan (the “Junior Trust Note Maturity Balance ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 8

8.	Using the:
a.	Original Balloon Term (Months),
b.	IO Period and
c.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Months) and
ii.	Remaining IO Term (Months)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Senior Trust Note Original Balance ($),
b.	Junior Trust Note Original Balance ($),
c.	Interest Rate and
d.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Trust Loan Monthly Debt Service Payment ($) and
ii.	Trust Loan Annual Debt Service Payment ($)

of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Loan Monthly Debt Service Payment ($)” of the Trust Loan as 1/12th of the product of, rounded to two decimal places:

a.	The sum of:
i.	The “Senior Trust Note Original Balance ($),” as shown on the Final Data File, and
ii.	The “Junior Trust Note Original Balance ($),” as shown on the Final Data File,
b.	The “Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Loan Annual Debt Service Payment ($)” of the Trust Loan as twelve (12) times the “Trust Loan Monthly Debt Service Payment ($),” as shown on the Final Data File.

Attachment A Page 5 of 8

10.	Using the:
a.	Senior Notes Original Balance ($),
b.	Interest Rate and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Senior Notes Monthly Debt Service Payment ($) and
ii.	Senior Notes Annual Debt Service Payment ($)

of the Senior Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Senior Notes Monthly Debt Service Payment ($)” of the Senior Notes as 1/12th of the product of, rounded to two decimal places:

a.	The “Senior Notes Original Balance ($),” as shown on the Final Data File,
b.	The “Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Senior Notes Annual Debt Service Payment ($)” of the Senior Notes as twelve (12) times the “Senior Notes Monthly Debt Service Payment ($),” as shown on the Final Data File.

11.	Using the:
a.	Mortgage Loan Original Balance ($),
b.	Interest Rate and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.                     Mortgage Loan Monthly Debt Service Payment ($) and

ii.	Mortgage Loan Annual Debt Service Payment ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service Payment ($)” of the Mortgage Loan as 1/12th of the product of, rounded to two decimal places:

a.	The “Mortgage Loan Original Balance ($),” as shown on the Final Data File,
b.	The “Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment ($)” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service Payment ($),” as shown on the Final Data File.

Attachment A Page 6 of 8

12.	Using the:
a.	Senior Notes Cut-off Date Balance ($),
b.	Mortgage Loan Cut-off Date Balance ($),
c.	As-Is Appraised Value,
d.	Hypothetical As-Is Appraised Value and
e.	NRA,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Senior Loan Note Cut-off Date Balance per SF ($),
ii.	Mortgage Loan Cut-off Date Balance per SF ($),
iii.	As-Is Appraised Value per SF and
iv.	Hypothetical As-Is Appraised Value per SF

of the Senior Notes, Mortgage Loan and Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Senior Notes Original Balance ($),
b.	Senior Notes Cut-off Date Balance ($),
c.	Senior Notes Maturity Balance ($),
d.	Senior Notes Annual Debt Service Payment ($),
e.	Net Operating Income UW,
f.	Net Cash Flow UW and
g.	As-Is Appraised Value,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.                     Senior Notes UW NOI DSCR,

ii.	Senior Notes UW NCF DSCR,
iii.	Senior Notes Cut-off Date LTV,
iv.	Senior Notes Maturity Date LTV,
v.	Senior Notes UW NOI Debt Yield and
vi.	Senior Notes UW NCF Debt Yield

of the Senior Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. and ii. above to two decimal places and
b.	Round the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

Attachment A Page 7 of 8

14.	Using the:
a.	Mortgage Loan Original Balance ($),
b.	Mortgage Loan Cut-off Date Balance ($),
c.	Mortgage Loan Maturity Balance ($),
d.	Mortgage Loan Annual Debt Service Payment ($),
e.	Net Operating Income UW,
f.	Net Cash Flow UW and
g.	As-Is Appraised Value,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.                     Mortgage Loan UW NOI DSCR,

ii.	Mortgage Loan UW NCF DSCR,
iii.	Mortgage Loan Cut-off Date LTV,
iv.	Mortgage Loan Maturity Date LTV,
v.	Mortgage Loan UW NOI Debt Yield and
vi.	Mortgage Loan UW NCF Debt Yield

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. and ii. above to two decimal places and
b.	Round the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

15.	Using the:
a.	NRA,
b.	NRA Occupied by Investment Grade Tenants,
c.	UW Gross Rent from Investment Grade Tenants and
d.	EGI Before Other Income,

as shown on the Final Data File, we recalculated the:

i.	% of NRA Occupied by Investment Grade Tenants and
ii.	% of UW Gross Rent from Investment Grade Tenants

of the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 8

16.	Using the:
a.	NRA,
b.	Largest Office Tenant NRA,
c.	2nd Largest Office Tenant NRA,
d.	3rd Largest Office Tenant NRA,
e.	4th Largest Office Tenant NRA and
f.	5th Largest Office Tenant NRA,

as shown on the Final Data File, we recalculated the:

i.	Largest Office Tenant % of NRA,
ii.	2nd Largest Office Tenant % of NRA,
iii.	3rd Largest Office Tenant % of NRA,
iv.	4th Largest Office Tenant % of NRA and
v.	5th Largest Office Tenant % of NRA

of the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	22 March 2021

Deposit Account Control Agreement (see Note 1)	23 March 2021

Cash Management Agreement (see Note 1)	23 March 2021

Ground Lease Estoppel	15 March 2021

Ground Lease Abstract	20 June 2013

Management Agreement	1 August 2003

Non-Consolidation Opinion	23 March 2021

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	1 March 2021

Engineering Report	3 March 2021

Underwriter’s Summary Report	Not Dated

Environmental Phase I Report	3 March 2021

Insurance Review Document	19 February 2021

Tenant Lease Agreements	Various

Lease Abstracts	Various

Sublease Summary	Not Dated

USPS Internet Site (www.usps.com)	Not Applicable
909 Third Avenue Historical Occupancy	3 March 2021

Environmental Indemnity Agreement	23 March 2021

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Market Reports	Various

Underwritten Rent Roll	Not Dated

Prelim UW_909 Third Ave_2021-909T_2.24.21.xlsx	24 February 2021

Pro Forma Title Policy	Not Dated

Note:

1.	The indicated Source Document(s) that were provided to us by the Depositor are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 11

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	Appraisal Report
Zip	USPS Internet Site (www.usps.com)
Market	Appraisal Report
Submarket	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Engineering Report
NRA	Underwritten Rent Roll
UW Occupancy (%)	Underwritten Rent Roll
Unit of Measure	Underwritten Rent Roll
2000 Historical Occupancy	909 Third Avenue Historical Occupancy
2001 Historical Occupancy	909 Third Avenue Historical Occupancy
2002 Historical Occupancy	909 Third Avenue Historical Occupancy
2003 Historical Occupancy	909 Third Avenue Historical Occupancy
2004 Historical Occupancy	909 Third Avenue Historical Occupancy
2005 Historical Occupancy	909 Third Avenue Historical Occupancy
2006 Historical Occupancy	909 Third Avenue Historical Occupancy
2007 Historical Occupancy	909 Third Avenue Historical Occupancy
2008 Historical Occupancy	909 Third Avenue Historical Occupancy
2009 Historical Occupancy	909 Third Avenue Historical Occupancy
2010 Historical Occupancy	909 Third Avenue Historical Occupancy
2011 Historical Occupancy	909 Third Avenue Historical Occupancy
2012 Historical Occupancy	909 Third Avenue Historical Occupancy
2013 Historical Occupancy	909 Third Avenue Historical Occupancy
2014 Historical Occupancy	909 Third Avenue Historical Occupancy
2015 Historical Occupancy	909 Third Avenue Historical Occupancy
2016 Historical Occupancy	909 Third Avenue Historical Occupancy
2017 Historical Occupancy	909 Third Avenue Historical Occupancy
2018 Historical Occupancy	909 Third Avenue Historical Occupancy
2019 Historical Occupancy	909 Third Avenue Historical Occupancy
2020 Historical Occupancy	909 Third Avenue Historical Occupancy

Exhibit 2 to Attachment A Page 2 of 11

Third Party Information:

Characteristic	Source Document(s)

Appraisal Report Provider	Appraisal Report
As-Is Appraised Value	Appraisal Report
As-Is Appraised Value Date	Appraisal Report
Hypothetical As-Is Appraised Value	Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Provider	Environmental Phase I Report
Environmental Report Date	Environmental Phase I Report
Phase II Required	Environmental Phase I Report
ACM O&M Plan	Environmental Phase I Report

Underwriting Information: (see Note 2)

Characteristic	Source Document(s)

In-Place Base Rent 2017	Underwriter’s Summary Report
In-Place Base Rent 2018	Underwriter’s Summary Report
In-Place Base Rent 2019	Underwriter’s Summary Report
In-Place Base Rent 2020	Underwriter’s Summary Report
In-Place Base Rent Sponsor Year 1 Budget	Underwriter’s Summary Report
In-Place Base Rent UW	Underwriter’s Summary Report
Contractual Rent Steps Concessions 2017	Underwriter’s Summary Report
Contractual Rent Steps & Concessions 2018	Underwriter’s Summary Report
Contractual Rent Steps & Concessions 2019	Underwriter’s Summary Report
Contractual Rent Steps & Concessions 2020	Underwriter’s Summary Report
Contractual Rent Steps & Concessions Sponsor Year 1 Budget	Underwriter’s Summary Report
Contractual Rent Steps & Concessions UW	Underwriter’s Summary Report
Reimbursements 2017	Underwriter’s Summary Report
Reimbursements 2018	Underwriter’s Summary Report
Reimbursements 2019	Underwriter’s Summary Report
Reimbursements 2020	Underwriter’s Summary Report
Reimbursements Sponsor Year 1 Budget	Underwriter’s Summary Report
Reimbursements UW	Underwriter’s Summary Report
Potential Income from Vacant Space 2017	Underwriter’s Summary Report
Potential Income from Vacant Space 2018	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 11

Underwriting Information: (continued)

Characteristic	Source Document(s)

Potential Income from Vacant Space 2019	Underwriter’s Summary Report
Potential Income from Vacant Space 2020	Underwriter’s Summary Report
Potential Income from Vacant Space Sponsor Year 1 Budget	Underwriter’s Summary Report
Potential Income from Vacant Space UW	Underwriter’s Summary Report
Total Gross Potential Rental Income 2017	Underwriter’s Summary Report
Total Gross Potential Rental Income 2018	Underwriter’s Summary Report
Total Gross Potential Rental Income 2019	Underwriter’s Summary Report
Total Gross Potential Rental Income 2020	Underwriter’s Summary Report
Total Gross Potential Rental Income Sponsor Year 1 Budget	Underwriter’s Summary Report
Total Gross Potential Rental Income UW	Underwriter’s Summary Report
Economic Vacancy & Credit Loss 2017	Underwriter’s Summary Report
Economic Vacancy & Credit Loss 2018	Underwriter’s Summary Report
Economic Vacancy & Credit Loss 2019	Underwriter’s Summary Report
Economic Vacancy & Credit Loss 2020	Underwriter’s Summary Report
Economic Vacancy & Credit Loss Sponsor Year 1 Budget	Underwriter’s Summary Report
Economic Vacancy & Credit Loss UW	Underwriter’s Summary Report
EGI Before Other Income 2017	Underwriter’s Summary Report
EGI Before Other Income 2018	Underwriter’s Summary Report
EGI Before Other Income 2019	Underwriter’s Summary Report
EGI Before Other Income 2020	Underwriter’s Summary Report
EGI Before Other Income Sponsor Year 1 Budget	Underwriter’s Summary Report
EGI Before Other Income UW	Underwriter’s Summary Report
Straight-line Rent Steps for Investment Grade Tenants 2017	Underwriter’s Summary Report
Straight-line Rent Steps for Investment Grade Tenants 2018	Underwriter’s Summary Report
Straight-line Rent Steps for Investment Grade Tenants 2019	Underwriter’s Summary Report
Straight-line Rent Steps for Investment Grade Tenants 2020	Underwriter’s Summary Report
Straight-line Rent Steps for Investment Grade Tenants Sponsor Year 1 Budget	Underwriter’s Summary Report
Straight-line Rent Steps for Investment Grade Tenants UW	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 11

Underwriting Information: (continued)

Characteristic	Source Document(s)

Other Income 2017	Underwriter’s Summary Report
Other Income 2018	Underwriter’s Summary Report
Other Income 2019	Underwriter’s Summary Report
Other Income 2020	Underwriter’s Summary Report
Other Income Sponsor Year 1 Budget	Underwriter’s Summary Report
Other Income UW	Underwriter’s Summary Report
Effective Gross Income 2017	Underwriter’s Summary Report
Effective Gross Income 2018	Underwriter’s Summary Report
Effective Gross Income 2019	Underwriter’s Summary Report
Effective Gross Income 2020	Underwriter’s Summary Report
Effective Gross Income Sponsor Year 1 Budget	Underwriter’s Summary Report
Effective Gross Income UW	Underwriter’s Summary Report
Management Fee 2017	Underwriter’s Summary Report
Management Fee 2018	Underwriter’s Summary Report
Management Fee 2019	Underwriter’s Summary Report
Management Fee 2020	Underwriter’s Summary Report
Management Fee Sponsor Year 1 Budget	Underwriter’s Summary Report
Management Fee UW	Underwriter’s Summary Report
Payroll & Benefits 2017	Underwriter’s Summary Report
Payroll & Benefits 2018	Underwriter’s Summary Report
Payroll & Benefits 2019	Underwriter’s Summary Report
Payroll & Benefits 2020	Underwriter’s Summary Report
Payroll & Benefits Sponsor Year 1 Budget	Underwriter’s Summary Report
Payroll & Benefits UW	Underwriter’s Summary Report
Cleaning 2017	Underwriter’s Summary Report
Cleaning 2018	Underwriter’s Summary Report
Cleaning 2019	Underwriter’s Summary Report
Cleaning 2020	Underwriter’s Summary Report
Cleaning Sponsor Year 1 Budget	Underwriter’s Summary Report
Cleaning UW	Underwriter’s Summary Report
Repairs & Maintenance 2017	Underwriter’s Summary Report
Repairs & Maintenance 2018	Underwriter’s Summary Report
Repairs & Maintenance 2019	Underwriter’s Summary Report
Repairs & Maintenance 2020	Underwriter’s Summary Report
Repairs & Maintenance Sponsor Year 1 Budget	Underwriter’s Summary Report
Repairs & Maintenance UW	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 5 of 11

Underwriting Information: (continued)

Characteristic	Source Document(s)

Utilities 2017	Underwriter’s Summary Report
Utilities 2018	Underwriter’s Summary Report
Utilities 2019	Underwriter’s Summary Report
Utilities 2020	Underwriter’s Summary Report
Utilities Sponsor Year 1 Budget	Underwriter’s Summary Report
Utilities UW	Underwriter’s Summary Report
General & Administrative 2017	Underwriter’s Summary Report
General & Administrative 2018	Underwriter’s Summary Report
General & Administrative 2019	Underwriter’s Summary Report
General & Administrative 2020	Underwriter’s Summary Report
General & Administrative Sponsor Year 1 Budget	Underwriter’s Summary Report
General & Administrative UW	Underwriter’s Summary Report
Insurance 2017	Underwriter’s Summary Report
Insurance 2018	Underwriter’s Summary Report
Insurance 2019	Underwriter’s Summary Report
Insurance 2020	Underwriter’s Summary Report
Insurance Sponsor Year 1 Budget	Underwriter’s Summary Report
Insurance UW	Underwriter’s Summary Report
Real Estate Taxes 2017	Underwriter’s Summary Report
Real Estate Taxes 2018	Underwriter’s Summary Report
Real Estate Taxes 2019	Underwriter’s Summary Report
Real Estate Taxes 2020	Underwriter’s Summary Report
Real Estate Taxes Sponsor Year 1 Budget	Underwriter’s Summary Report
Real Estate Taxes UW	Underwriter’s Summary Report
Ground Rent 2017	Underwriter’s Summary Report
Ground Rent 2018	Underwriter’s Summary Report
Ground Rent 2019	Underwriter’s Summary Report
Ground Rent 2020	Underwriter’s Summary Report
Ground Rent Sponsor Year 1 Budget	Underwriter’s Summary Report
Ground Rent UW	Underwriter’s Summary Report
Security 2017	Underwriter’s Summary Report
Security 2018	Underwriter’s Summary Report
Security 2019	Underwriter’s Summary Report
Security 2020	Underwriter’s Summary Report
Security Sponsor Year 1 Budget	Underwriter’s Summary Report
Security UW	Underwriter’s Summary Report
Total Operating Expenses 2017	Underwriter’s Summary Report
Total Operating Expenses 2018	Underwriter’s Summary Report
Total Operating Expenses 2019	Underwriter’s Summary Report
Total Operating Expenses 2020	Underwriter’s Summary Report
Total Operating Expenses Sponsor Year 1 Budget	Underwriter’s Summary Report
Total Operating Expenses UW	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 6 of 11

Underwriting Information: (continued)

Characteristic	Source Document(s)

Net Operating Income 2017	Underwriter’s Summary Report
Net Operating Income 2018	Underwriter’s Summary Report
Net Operating Income 2019	Underwriter’s Summary Report
Net Operating Income 2020	Underwriter’s Summary Report
Net Operating Income Sponsor Year 1 Budget	Underwriter’s Summary Report
Net Operating Income UW	Underwriter’s Summary Report
Replacement Reserves 2017	Underwriter’s Summary Report
Replacement Reserves 2018	Underwriter’s Summary Report
Replacement Reserves 2019	Underwriter’s Summary Report
Replacement Reserves 2020	Underwriter’s Summary Report
Replacement Reserves Sponsor Year 1 Budget	Underwriter’s Summary Report
Replacement Reserves UW	Underwriter’s Summary Report
TI/LC 2017	Underwriter’s Summary Report
TI/LC 2018	Underwriter’s Summary Report
TI/LC 2019	Underwriter’s Summary Report
TI/LC 2020	Underwriter’s Summary Report
TI/LC Sponsor Year 1 Budget	Underwriter’s Summary Report
TI/LC UW	Underwriter’s Summary Report
Historical Capital Expenses 2017	Underwriter’s Summary Report
Historical Capital Expenses 2018	Underwriter’s Summary Report
Historical Capital Expenses 2019	Underwriter’s Summary Report
Historical Capital Expenses 2020	Underwriter’s Summary Report
Historical Capital Expenses Sponsor Year 1 Budget	Underwriter’s Summary Report
Historical Capital Expenses UW	Underwriter’s Summary Report
Net Cash Flow 2017	Underwriter’s Summary Report
Net Cash Flow 2018	Underwriter’s Summary Report
Net Cash Flow 2019	Underwriter’s Summary Report
Net Cash Flow 2020	Underwriter’s Summary Report
Net Cash Flow Sponsor Year 1 Budget	Underwriter’s Summary Report
Net Cash Flow UW	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 7 of 11

Major Tenant Information: (see Note 3)

Characteristic	Source Document(s)

Largest Office Tenant Name	Underwritten Rent Roll
Largest Office Tenant Lease Start (see Note 4)	Underwritten Rent Roll
Largest Office Tenant Lease Exp.	Underwritten Rent Roll
Largest Office Tenant NRA	Underwritten Rent Roll
Largest Office Tenant UW Base Rent ($)	Underwritten Rent Roll
Largest Office Tenant UW Gross Rent ($)	Underwritten Rent Roll
2nd Largest Office Tenant Name	Underwritten Rent Roll
2nd Largest Office Tenant Lease Start (see Note 4)	Underwritten Rent Roll
2nd Largest Office Tenant Lease Exp.	Underwritten Rent Roll
2nd Largest Office Tenant NRA	Underwritten Rent Roll
2nd Largest Office Tenant UW Base Rent ($)	Underwritten Rent Roll
2nd Largest Office Tenant UW Gross Rent ($)	Underwritten Rent Roll
3rd Largest Office Tenant Name	Underwritten Rent Roll
3rd Largest Office Tenant Lease Start (see Note 4)	Underwritten Rent Roll
3rd Largest Office Tenant Lease Exp.	Underwritten Rent Roll
3rd Largest Office Tenant NRA	Underwritten Rent Roll
3rd Largest Office Tenant UW Base Rent ($)	Underwritten Rent Roll
3rd Largest Office Tenant UW Gross Rent ($)	Underwritten Rent Roll
4th Largest Office Tenant Name	Underwritten Rent Roll
4th Largest Office Tenant Lease Start (see Note 4)	Underwritten Rent Roll
4th Largest Office Tenant Lease Exp.	Underwritten Rent Roll
4th Largest Office Tenant NRA	Underwritten Rent Roll
4th Largest Office Tenant UW Base Rent ($)	Underwritten Rent Roll
4th Largest Office Tenant UW Gross Rent ($)	Underwritten Rent Roll
5th Largest Office Tenant Name	Underwritten Rent Roll
5th Largest Office Tenant Lease Start (see Note 4)	Underwritten Rent Roll
5th Largest Office Tenant Lease Exp.	Underwritten Rent Roll
5th Largest Office Tenant NRA	Underwritten Rent Roll
5th Largest Office Tenant UW Base Rent ($)	Underwritten Rent Roll
5th Largest Office Tenant UW Gross Rent ($)	Underwritten Rent Roll
Number of Tenants	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 8 of 11

Major Tenant Information: (continued)

Characteristic	Source Document(s)

Number of Investment Grade Tenants	Underwritten Rent Roll and Prelim UW_909 Third Ave_2021-909T_2.24.21.xlsx
NRA Occupied by Investment Grade Tenants	Underwritten Rent Roll and Prelim UW_909 Third Ave_2021-909T_2.24.21.xlsx
UW Gross Rent from Investment Grade Tenants	Underwritten Rent Roll and Prelim UW_909 Third Ave_2021-909T_2.24.21.xlsx
Weighted Average Lease Expiration Date (based on NRA)	Underwritten Rent Roll
Weighted Average Remaining Lease Term (Years) (based on NRA)	Underwritten Rent Roll
Weighted Average Lease Expiration Date (based on UW Gross Rent)	Underwritten Rent Roll
Weighted Average Remaining Lease Term (Year) (based on UW Gross Rent)	Underwritten Rent Roll

Reserve and Escrow Information:

Characteristic	Source Document(s)

Upfront Tax Escrow ($)	Mortgage Loan Agreement
Monthly Tax Escrow ($)	Mortgage Loan Agreement
Tax Escrow Springing Conditions	Mortgage Loan Agreement
Upfront Insurance Escrow ($)	Mortgage Loan Agreement
Monthly Insurance Escrow ($)	Mortgage Loan Agreement
Insurance Escrow Springing Conditions	Mortgage Loan Agreement
Upfront Immediate Repairs Reserve ($)	Mortgage Loan Agreement
Upfront CapEx Reserve ($)	Mortgage Loan Agreement
Monthly CapEx Reserve ($)	Mortgage Loan Agreement
CapEx Reserve Springing Conditions	Mortgage Loan Agreement
CapEx Escrow Cap ($)	Mortgage Loan Agreement
Upfront TI/LC Reserve ($)	Mortgage Loan Agreement
Monthly TI/LC Reserve ($)	Mortgage Loan Agreement
TI/LC Reserve Springing Conditions	Mortgage Loan Agreement
TI/LC Reserve Cap ($)	Mortgage Loan Agreement
Upfront Other Reserve	Mortgage Loan Agreement
Ongoing Other Reserve	Mortgage Loan Agreement
Other Reserve Description	Mortgage Loan Agreement
Upfront Other Reserve 2	Mortgage Loan Agreement
Ongoing Other Reserve 2	Mortgage Loan Agreement
Other Reserve Description 2	Mortgage Loan Agreement
Upfront Other Reserve 3	Mortgage Loan Agreement
Ongoing Other Reserve 3	Mortgage Loan Agreement
Other Reserve Description 3	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 9 of 11

Mortgage Loan Information:

Characteristic	Source Document(s)

Mortgage Loan Original Balance ($)	Mortgage Loan Agreement
Interest Accrual Period	Mortgage Loan Agreement
Interest Calculation (30/360 / Actual/360)	Mortgage Loan Agreement
Amort Type	Mortgage Loan Agreement
Grace Period	Mortgage Loan Agreement
First Loan Payment Date	Mortgage Loan Agreement
Maturity Date	Mortgage Loan Agreement
Lockbox (see Note 5)	Mortgage Loan Agreement
Lockbox Type (see Note 6)	Mortgage Loan Agreement
Cash Management (see Note 7)	Mortgage Loan Agreement
Cash Management Triggers	Mortgage Loan Agreement
Prepayment String (see Note 8)	Mortgage Loan Agreement
Borrower Name	Mortgage Loan Agreement
Borrower Entity Type	Mortgage Loan Agreement
Non-Recourse Carveout Guarantor	Mortgage Loan Agreement
Partial Release	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Future Debt Permitted?	Mortgage Loan Agreement
Future Debt Description	Mortgage Loan Agreement
Ground Lease Expiration Date	Ground Lease Estoppel
Ground Lease Extension Options	Ground Lease Estoppel
Fully Extended Ground Lease Expiration Date	Ground Lease Estoppel
Ground Rent	Ground Lease Estoppel
Ground Rent Escalations	Ground Lease Estoppel
Ground Lessor	Ground Lease Estoppel
Ownership Interest	Pro Forma Title Policy

Exhibit 2 to Attachment A Page 10 of 11

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

3.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant with the same lease expiration date, as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to consider the tenant that pays the higher underwritten gross rent as the larger tenant, as shown in the applicable Source Document(s).

4.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to use the lease start date associated with the highest combined underwritten gross rent for tenants with multiple spaces, as shown in the applicable Source Document(s).

5.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “In Place” if the applicable Source Document(s) require the borrower(s) to establish a lockbox account as of the “Origination Date,” as shown in the applicable Source Document(s).

6.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager to direct the tenants to pay rents directly to a lockbox account controlled by the lender(s).

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower(s) or otherwise made available to the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

Exhibit 2 to Attachment A Page 11 of 11

Notes: (continued)

8.	For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to assume that the entire “Loan” (as defined in the mortgage loan agreement Source Document) has been securitized.

For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to ignore any adjustments based on business day convention, as described in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Control
Property Name
Seismic Report Date Seismic Zone
PML (SEL)
PML (SUL)
UW Occupancy Date
Origination Date
Interest Rate
Senior Trust Note Original Balance ($)
Companion Loan Note Original Balance ($)
Junior Trust Note Original Balance ($)
Administrative Fee Rate (%)

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.